Fair Value Measurements (Details) $ / shares in Units, $ in Thousands	Sep. 30, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Mar. 09, 2021 $ / shares	Dec. 31, 2020 yr
Fair Value Measurements (Details) [Line Items]
Warrants and rights outstanding, measurement input | yr				2
Converted value of notes exceeds principal amount if converted by qualified financing		$ 7,394,000
Converted value of notes exceeds principal amount if converted by a qualified SPAC transaction		$ 5,236,000
Convertible Promissory Notes [Member]
Fair Value Measurements (Details) [Line Items]
Converted value of notes exceeds principal amount if converted by qualified financing	$ 5,769,000
Converted value of notes exceeds principal amount if converted by a qualified SPAC transaction	4,464,000
Bridge Loans [Member]
Fair Value Measurements (Details) [Line Items]
Converted value of notes exceeds principal amount if converted by qualified financing	4,443,000
Converted value of notes exceeds principal amount if converted by a qualified SPAC transaction	$ 11,703,000
Measurement Input Probability Weighted Average [Member] | Valuation, Income Approach [Member]
Fair Value Measurements (Details) [Line Items]
Warrants and rights outstanding, measurement input	0.50	0.25
Measurement Input Probability Weighted Average [Member] | Valuation, Market Approach [Member]
Fair Value Measurements (Details) [Line Items]
Warrants and rights outstanding, measurement input	0.50	0.75
Measurement Input Probability Weighted Average [Member] | Convertible Redeemable Preferred Stock Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Warrants and rights outstanding, measurement input	0.50	0.25
Measurement Input Probability Weighted Average [Member] | Common Stock Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Warrants and rights outstanding, measurement input	0.50	0.75
Measurement Input Probability Weighted Average [Member] | Convertible Promissory Notes [Member] | Maximum [Member]
Fair Value Measurements (Details) [Line Items]
Notes measurement input	0.50	0.75
Measurement Input Probability Weighted Average [Member] | Convertible Promissory Notes [Member] | Minimum [Member]
Fair Value Measurements (Details) [Line Items]
Notes measurement input	0.50	0.25
Private Placement Warrants [Member] | Interprivate II Acquisition Crop [Member]
Fair Value Measurements (Details) [Line Items]
Price per warrant | $ / shares	$ 0.06	$ 0.93	$ 0.79
Underwriters Warrants [Member] | Interprivate II Acquisition Crop [Member]
Fair Value Measurements (Details) [Line Items]
Price per warrant | $ / shares	$ 0.01	$ 0.69	$ 0.62